Document and Entity Information	Aug. 09, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001437107
Document Type	8-K
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	Warner Bros. Discovery, Inc.
Entity File Number	001-34177
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	230 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	548-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series A Common Stock
Trading Symbol	WBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false